Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000887340
MainStay VP Income Builder Portfolio (Prospectus Summary) | MainStay VP Income Builder Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Income Builder Portfolio
Supplement	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Income Builder Portfolio

(the “Portfolio”)

Supplement dated February 28, 2018 (“Supplement”) to the Prospectus,

Summary Prospectus and Statement of Additional Information (“SAI”), each dated May 1, 2017, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus, Summary Prospectus and SAI.

1.      In the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies,” the subsection entitled “Asset Allocation Investment Process” is deleted in its entirety and replaced with the following:

Asset Allocation Investment Process: Asset allocation decisions are made by a Committee chaired by MacKay Shields LLC ("MacKay Shields") in collaboration with New York Life Investment Management LLC (“New York Life Investments”). Asset allocation decisions are determined based on the relative values of each asset class, inclusive of the ability of each asset class to generate income. MacKay Shields, the Subadvisor for the fixed-income portion of the Portfolio, may use equity index and fixed-income futures to manage the Portfolio's effective exposure, for example, by adding exposure to the equity markets or adjusting fixed-income duration exposure. Neither equity index futures nor fixed-income futures are counted toward the Portfolio's equity or fixed-income allocation guidelines.

2.      Effective immediately, Michael Kimble will no longer serve as a portfolio manager of the Portfolio. All references to Mr. Kimble are deleted in their entirety. Additionally, effective immediately, Messrs. Jae S. Yoon and Jonathan Swaney are portfolio managers for the Portfolio. Except for these changes, the portfolio management team will remain the same. The section entitled “Management” of the Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Asset Allocation Investment Process: Asset allocation decisions are made by a Committee chaired by MacKay Shields LLC ("MacKay Shields") in collaboration with New York Life Investment Management LLC (“New York Life Investments”). Asset allocation decisions are determined based on the relative values of each asset class, inclusive of the ability of each asset class to generate income. MacKay Shields, the Subadvisor for the fixed-income portion of the Portfolio, may use equity index and fixed-income futures to manage the Portfolio's effective exposure, for example, by adding exposure to the equity markets or adjusting fixed-income duration exposure. Neither equity index futures nor fixed-income futures are counted toward the Portfolio's equity or fixed-income allocation guidelines.

Supplement Closing	ck0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.